Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
33.	Segment Information

The Group’s operating segments are as follows:

Details	Business service
Marketing/Customer	Mobile/fixed line telecommunication service and convergence business
Finance	Credit card business
Satellite TV	Satellite broadcasting business
All other segments	Information technology business, security business, global business and other businesses operated by subsidiaries

Details of each segment for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015
(In millions of Korean won)	Operating revenues		Operating income(loss)		Depreciation and Amortization
Marketing/Customer	￦	16,130,454	￦	816,679	￦	2,897,876
Finance		3,512,721		281,477		25,466
Satellite TV		668,521		97,701		95,951
All other segments		6,115,520		(99,601)		314,691

		26,427,216		1,096,256		3,333,984
Elimination		(3,727,360)		(19,188)		4,614

Consolidated amount	￦	22,699,856	￦	1,077,068	￦	3,338,598

	2016
(In millions of Korean won)	Operating revenues		Operating income(loss)		Depreciation and Amortization
Marketing/Customer	￦	16,144,415	￦	1,050,053	￦	2,870,161
Finance		3,577,549		208,566		28,868
Satellite TV		668,945		79,987		98,895
All other segments		6,308,203		40,047		339,429

		26,699,112		1,378,653		3,337,353
Elimination		(3,578,234)		(38,873)		7,913

Consolidated amount	￦	23,120,878	￦	1,339,780	￦	3,345,266

	2017
(In millions of Korean won)	Operating revenues		Operating income		Depreciation and Amortization
Marketing/Customer	￦	16,242,552	￦	1,018,593	￦	2,895,930
Finance		3,637,917		205,678		28,827
Satellite TV		685,822		75,373		99,216
All other segments		6,651,552		(187,090)		332,153

		27,217,843		1,112,554		3,356,126
Elimination		(3,670,914)		(43,462)		8,376

Consolidated amount	￦	23,546,929	￦	1,069,092	￦	3,364,502

Operating revenues for the year ended December 31, 2015, 2016 and 2017 and non-current assets as of December 31, 2016 and 2017 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues			Non-current assets[1]
Location	2015	2016	2017	2016.12.31	2017.12.31
Domestic	￦22,628,778	￦23,026,255	￦23,481,703	￦18,308,310	￦17,246,640
Overseas	71,078	94,623	65,226	174,648	137,914

Total	￦22,699,856	￦23,120,878	￦23,546,929	￦18,482,958	￦17,384,554

1	Non-current assets include property, plant and equipment, intangible assets and investment properties.